Financial instruments and risk management - Credit risk (Details) - Credit risk - RUB (₽) ₽ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management
Financial assets	₽ 3,448,357	₽ 2,141,677
Trade receivables
Financial instruments and risk management
Financial assets	61,028	52,462
Cash and cash equivalents
Financial instruments and risk management
Financial assets	3,367,610	₽ 2,089,215
Loans issued
Financial instruments and risk management
Financial assets	₽ 19,719